RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)		6 Months Ended
	Sep. 25, 2020	Dec. 31, 2020	Sep. 23, 2020	Jul. 15, 2020
Related Party Transaction [Line Items]
Repayment of debt		$ 100,349
Sponsor | Promissory Note
Related Party Transaction [Line Items]
Amount available for borrowings				$ 300,000
Repayment of debt	$ 100,349
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month			$ 10,000
Expenses incurred		30,000
Support Services Agreement
Related Party Transaction [Line Items]
Expenses per month			$ 10,000
Expenses incurred		30,000
Working Capital Loans
Related Party Transaction [Line Items]
Loans convertible into warrants		$ 1,500,000
Price of warrants (in dollars per share)		$ 1.50